Selected Balance Sheet Detail - A summary of activity of our warranty liabilities, which are included in accrued expenses, for the period ended March 31, 2022 is presented below (Details) - USD ($)
$ in Thousands
	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Beginning balance	$ 50	$ 1,575
Additions
Settlements		(875)
Adjustments and other
Ending balance	$ 50	$ 200